Public Funding	12 Months Ended
Dec. 31, 2022
Government Assistance [Abstract]
Public Funding
7.	PUBLIC FUNDING

The Company receives public funding mainly from French, Italian and other European Union governmental entities. Such funding is usually provided to encourage research and innovation activities, industrialization and other local economic development. Government assistance is generally available to all companies, regardless of their ownership structure or country of incorporation. The conditions for the receipt of government funding may include restrictions on eligible expenditures, approval by European Union authorities, annual budget appropriations, compliance with European Union regulations, royalties or contingent return provisions as well as specifications regarding objectives and results. Certain specific contracts may imply compliance with extensive regulatory requirements. They may also set forth conditions relating to the funded programs, including penalties in case certain conditions are not fulfilled, or repayment obligations.

The main government assistance received by the Company are classified under four general categories: funding for Research and Development (R&D), R&D and Innovation activities (RDI), funding for First Industrial Deployment activities (FID) and capital investments for pilot lines and other industrial activities.

The Company also benefits from research tax credits and other tax incentives to foster research and innovation activities, together with capital investments in certain tax jurisdictions, primarily in France and Italy. These research tax credits and tax incentive schemes are further described in Note 23. French research tax credits (“Crédit Impôt Recherche”) and Italian research tax credits (“Credito d’Imposta Ricerca & Sviluppo”) are deemed to be grants in substance. The Italian research tax credit scheme ended in 2019. The French research tax credits are to be paid in cash by the taxing authorities within three years in case they are not deducted from income tax payable during this period of time. The Italian tax credits were compensated against payroll-related social charges. French and Italian tax credits are reported as a reduction of “Research and development” in the consolidated statements of income.

Receivables related to public funding totaled $346 million as of December 31, 2022, of which $190 million reported on the line “Other current assets” and $156 million reported on the line “Other non-current assets”, as collection is expected beyond 12 months. Research tax credit receivables totaled $294 million and were reported on the line “Other non-current assets” of the consolidated balance sheet as of December 31, 2022.

Liabilities related to public funding totaled $88 million as of December 31, 2022, of which $37 million advances from grants reported on the line “Other payables and accrued liabilities” and $51 million reported on the line “Other long-term liabilities” of the consolidated balance sheet. Long-term liabilities related to public funding included $46 million grants received mainly as part of the Nano2017 program with the French government, which is subject to a financial return and depends on future cumulative sales of a certain product group over a five-year period.

Additionally, $95 million capital investment grants were reported as a reduction of Property, plant and equipment, net as of December 31, 2022. Tax incentives reducing the carrying amount of Property, plant and equipment are further described in Note 10 and in Note 23.

For the year ended December 31, 2022, the Company recorded $177 million of public funding related to R&D and innovation activities, reported on the line “Other income and expenses, net” of the consolidated statement of income. The research tax credit received in France totaled $106 million and was reported as a reduction of “Research and development” in the consolidated statement of income for the year ended December 31, 2022. The Company reported as a reduction of cost of sales in the consolidated statement of income for the year ended December 31, 2022 a total $59 million amount related to capital investment and industrialization funding programs.

The impact on depreciation expense of tax incentives received in certain tax jurisdictions and reducing the carrying amount of “Property, plant and equipment, net”, are further described in Note 10 and in Note 23.